Other Liabilities - Schedule of Other Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	¥ 626,674	¥ 605,697
Deferred income	21,026	38,213
Other	42,270	35,233
Total	689,970	679,143
Non-current	99,818	82,859
Current	¥ 590,152	¥ 596,283